Net (Loss) Income before Income Tax Expense (Benefit) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
U.S.					$ (126.5)	$ (117.1)	$ (113.1)
Foreign					115.2	243.4	(405.1)
(Loss) income before income tax expense (benefit)	$ (68.8)	$ 22.2	$ (82.5)	$ 19.3	$ (11.3)	$ 126.3	$ (518.2)